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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.



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 1.     Name and address of issuer:


        PIMCO Funds
        840 Newport Center Drive
        Newport Beach, CA 92660
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 2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [X]

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 3.     Investment Company Act File Number: 811-05028

        Securities Act File Number: 33-12113

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 4(a).  Last day of fiscal year for which this Form is filed:


        March 31, 2009
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 4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.


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
 5.     Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during
                the fiscal year pursuant to
                section 24(f):                                               $146,686,161,092.76
                                                                           ---------------------
        (ii)    Aggregate price of securities
                redeemed or repurchased
                during the fiscal year:          ($106,066,732,309.80)
                                                 ---------------------
        (iii)   Aggregate price of securities
                redeemed or repurchased
                during any prior fiscal year
                ending no earlier than
                October 11, 1995 that were
                not previously used to reduce
                registration fees payable to
                the Commission:                                     $0
                                                 ---------------------
        (iv)    Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                                   ($106,066,732,309.80)
                                                                           ---------------------
        (v)     Net Sales - if Item 5(i) is
                greater than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                                                   $40,619,428,782.96
                                                                           ---------------------
        ---------------------------------------------------------------
        (vi)    Redemption credits available
                for use in future years -- If
                Item 5(i) is less than Item
                5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                                         $0
                                                 ---------------------
        ---------------------------------------------------------------

        (vii)   Multiplier for determining
                registration fee
                (See Instruction C.9):                                 X                .0000558
                                                                           ---------------------
        (viii)  Registration fee due
                [multiply Item 5(v) by
                Item 5(vii)] (enter "0" if no
                fee is due):                                                       $2,266,564.13
                                                                           =====================
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 6.     Prepaid Shares
        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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 7.     Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        instruction D):
                                                                                              $0
                                                                           ---------------------
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 8.     Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                                   $2,266,564.13
                                                                           =====================
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 9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                [_]  Wire Transfer - 06/25/2009
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ John P. Hardaway
---------------------------
John P. Hardaway, Treasurer
Date 06/29/2009

* Please print the name and title of the signing officer below the signature.